Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 5,031	$ 5,423
Additions	0	544
Disposals		(12)
Modification of lease terms	(583)
Cash outflow (including interest)	(1,249)	(1,143)
Interest	105	141	$ 0
Exchange difference	163	78
Ending balance	3,467	5,031	5,423
Lease liabilities, short-term	1,002	1,132		$ 924
Lease liabilities, long-term	2,465	3,899		$ 4,499
Properties (offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	4,953	5,399
Additions	0	466
Disposals		0
Modification of lease terms	(583)
Cash outflow (including interest)	(1,227)	(1,130)
Interest	102	140
Exchange difference	157	78
Ending balance	3,402	4,953	5,399
Lease liabilities, short-term	981	1,114
Lease liabilities, long-term	2,421	3,839
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	78	24
Additions	0	78
Disposals		(12)
Modification of lease terms	0
Cash outflow (including interest)	(22)	(13)
Interest	3	1
Exchange difference	6	0
Ending balance	65	78	$ 24
Lease liabilities, short-term	21	18
Lease liabilities, long-term	$ 44	$ 60